Leases - Summary of Unrealized Interest Income of the Finance Lease (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of undiscounted lease payments to net investment in finance lease [abstract]
Total investment in lease	₩ 1,495,450	₩ 1,627,328
Net investment in lease	1,361,959	1,467,768
Present value of minimum lease payments	1,361,959	1,467,768
Present value of unguaranteed residual value	0	0
Unearned interest income	₩ 133,491	₩ 159,560